UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (92.6%)

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.01s, 7/1/34	VMIG1	$500,000	$500,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A2	500,000	506,920

AZ School Fac. Board COP, U.S. Govt. Coll., 5 3/4s, 9/1/22 (Prerefunded 9/1/18)	Aa3	1,000,000	1,124,920

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA	500,000	561,850

AZ State Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,500,000	1,606,335
(Scottsdale Hlth. Care), 5s, 12/1/28	A2	500,000	599,355

AZ State Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.01s, 7/1/35	VMIG1	500,000	500,000

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	833,190

AZ State School Facs. Board COP, Ser. A, 5s, 9/1/23	Aa3	125,000	153,418

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	551,465

AZ State Trans. Board Hwy. Rev. Bonds
5s, 7/1/32	AAA	885,000	1,059,203
Ser. B, U.S. Govt. Coll., 5s, 7/1/31 (Prerefunded 7/1/18)	AAA	500,000	549,920

AZ State U. Nanotechnology Research, LLC Lease Rev. Bonds (AZ State U. Research Park Lease), Ser. A, AGC, 5s, 3/1/34	AA	500,000	547,510

AZ State Wtr. Infrastructure Fin. Auth. Rev. Bonds
(Wtr. Quality Revenue), Ser. A, 5s, 10/1/26	Aaa	500,000	625,740
Ser. A, 5s, 10/1/25	Aaa	500,000	610,970

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), 7 1/4s, 12/1/19 (escrow)(F)	D/P	150,000	448

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5s, 1/1/36	AA+	640,000	761,427

Chandler, Excise Tax Rev. Bonds, 5s, 7/1/22	AAA	500,000	613,385

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	250,000	276,185

Flagstaff, G.O. Bonds, Ser. B, 5s, 7/1/21	Aa2	200,000	239,336

Gilbert, Pub. Facs. Rev. Bonds
5s, 7/1/20	Aa1	250,000	292,248
5s, 7/1/18	Aa1	500,000	549,060

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,000,000	1,111,180
(John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	500,000	536,845

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	598,340

Goodyear Cmnty., Fac. Utils. G.O. Bonds (Dist. No. 1), 4s, 7/15/21	A1	150,000	167,214

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA	500,000	589,115

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5s, 7/1/43	AA	250,000	288,650

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	35,000	36,821

Maricopa Cnty., G.O. Bonds
(No. 60 Higley School Impt.), Ser. C, U.S. Govt. Coll., 5s, 7/1/27 (Prerefunded 7/1/18)	A1	1,000,000	1,099,840
(Queen Creek Unified School Dist. No. 95), 5s, 7/1/25	Aa3	200,000	249,662
(Unified School Dist. No. 89 Dysart), 5s, 7/1/25	A+	500,000	608,960

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	750,000	855,983

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	310,000	325,286

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3 3/8s, 12/1/31	A-	250,000	264,678

Maricopa Cnty., Kyrene Elementary School Dist. No. 28 G.O. Bonds (School Impt.), Ser. C-10, 5s, 7/1/34	Aa1	250,000	294,865

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	1,050,000	1,216,761
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	Aa3	650,000	734,331

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5 1/4s, 7/1/24	AA+	435,000	555,595

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	750,000	823,695

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	592,090

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	750,000	863,153

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A2	800,000	809,856

Northern AZ U. Rev. Bonds
5s, 6/1/36	A1	450,000	507,078
5s, 6/1/34	A1	250,000	286,860

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	606,940

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	AAA/P	15,000	15,199

Phoenix, G.O. Bonds, 4s, 7/1/24	Aa1	500,000	586,395

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	553,335

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5 1/2s, 7/1/43	Aa2	1,000,000	1,349,980

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5 1/2s, 7/1/24	AAA	500,000	554,575
5s, 7/1/29	AA+	500,000	605,565

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	563,890

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	250,000	270,275
(Great Hearts Academies), Ser. A, 5s, 7/1/36	BBB-	150,000	167,894
(BASIS School, Inc.), 5s, 7/1/35	BB	100,000	106,753
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	216,576
(Great Hearts Academies), 3 3/4s, 7/1/24	BBB-	275,000	297,039

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 5s, 7/1/35	BB	150,000	160,130

Pima Cnty., G.O. Bonds
5s, 7/1/26	AA-	490,000	581,909
(Unified School Dist. No. 6), MAC, 4s, 7/1/28	AA	200,000	224,640

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB-	200,000	200,196
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	532,505
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	125,115

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5s, 6/1/23	AA+	195,000	240,928

Pima Cnty., Swr. Rev. Bonds, Ser. B, 5s, 7/1/26	AA-	500,000	593,785

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	405,286

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), U.S. Govt. Coll., 6s, 12/1/38 (Prerefunded 12/1/18)	A-	500,000	571,610

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGC, 6s, 7/15/19	AA	750,000	838,605

Salt River, Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,076,430

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	Baa1	150,000	188,688
5s, 12/1/37	Baa1	750,000	889,748

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds, 5s, 7/1/24	AAA	1,000,000	1,234,966

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5s, 6/1/25	AA	200,000	239,838

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4s, 7/15/24	AA	250,000	279,950

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	269,940

U. Med. Ctr. Corp. Rev. Bonds (Hosp.), FHL Banks Coll., FHLMC Coll., FNMA Coll., U.S. Govt. Coll., 5s, 7/1/20 (Escrowed to maturity)	AAA/P	250,000	292,595

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, U.S. Govt. Coll.
6 1/2s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	591,585
6 1/4s, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	587,495

U. of AZ Board of Regents Syst. Rev. Bonds
(Green Bond), Ser. A, 5s, 7/1/41	AA	200,000	231,446
5s, 6/1/37(FWC)	Aa2	1,000,000	1,186,670
Ser. A, 5s, 6/1/35 (Prerefunded 6/1/19)	Aa2	500,000	558,580

Vistancia, Cmnty. Fac. Dist. G.O. Bonds
5s, 7/15/26	A1	250,000	286,275
U.S. Govt. Coll., 4.4s, 7/15/21 (Prerefunded 7/15/16)	A1	500,000	507,430

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	111,196

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	A-	500,000	513,910

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	272,690

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/32	A-	400,000	462,912

			46,631,212
Guam (2.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	279,375

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	A-	250,000	297,310

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	281,723

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	166,125

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	Baa2	100,000	110,859

			1,135,392
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.01s, 12/1/30	VMIG1	500,000	500,000

			500,000
Puerto Rico (0.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	BBB-	100,000	100,773

			100,773
Texas (1.0%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	500,000	500,000

			500,000
Virgin Islands (1.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	165,852
Ser. A-1, 5s, 10/1/39	Baa2	175,000	189,070
Ser. A, 5s, 10/1/25	Baa2	200,000	222,262

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	345,573

			922,757
TOTAL INVESTMENTS

Total investments (cost $45,416,390)(b)			$49,790,134

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,368,161.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $45,404,863, resulting in gross unrealized appreciation and depreciation of $4,397,691 and $12,420, respectively, or net unrealized appreciation of $4,385,271.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	22.2%
	Education	17.1
	Tax bonds	17.0
	Prerefunded	13.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$49,789,686	$448

Totals by level	$—	$49,789,686	$448

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016